Stock-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stock-based Compensation
Summary of stock option activity

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
		Exercise Price	Contractual	Value
	Shares	Per Share	Life (years)	(in thousands)
Outstanding at December 31, 2024	5	$826,326		$—
Options granted	—	—
Options exercised	—	—
Options cancelled	—	—
Outstanding at March 31, 2025	5	$815,857	6.1	$—
Exercisable at March 31, 2025	5	$815,857	6.1	$—
Vested and expected to vest at March 31, 2025	6	$853,789	6.1	$—

			Weighted
		Weighted	Average	Aggregate
		Average	Remaining	Intrinsic
		Exercise Price	Contractual	Value
	Shares	Per Share	Life (years)	(in thousands)
Outstanding at December 31, 2022	15	$451,892.50		$—
Options granted	—	—
Options exercised	—	—
Options cancelled	(5)	216,543
Outstanding at December 31, 2023	10	547,737.50		$—
Options granted	—	—
Options exercised	—	—
Options cancelled	(5)	197,954
Outstanding at December 31, 2024	5	826,326	6.3	$—
Exercisable at December 31, 2024	5	826,326	6.3	—
Vested and expected to vest at December 31, 2024	6	884,224.50	6.3	—

Summary of unvested RSUs award activity

		Weighted
		Average
		Grant Date
	Shares	Fair Value
Non-vested RSUs at December 31, 2024	1	$96,178.50
Granted	—	—
Vested	—	—
Cancelled/Forfeited	—	—
Non-vested RSUs at March 31, 2025	1	$96,178.50

		Weighted
		Average
		Grant Date
	Shares	Fair Value
Unvested RSUs at December 31, 2022	4	$10,100.70
Granted	—	—
Vested (1)	(3)	(11,298.98)
Cancelled/Forfeited	—	—
Non-vested RSUs at December 31, 2023	1	7,505.04
Granted	—	—
Vested (1)	(0)	(9,333.94)
Cancelled/Forfeited	—	—
Non-vested RSUs at December 31, 2024	1	3,847.14
(1)	At December 31, 2024 and 2023, there were 2 and 2 shares of common stock, respectively, related to RSU awards that have vested and the shares were not released to the participants subsequently. Additionally, during the year ended December 31, 2023, due to a decline in our stock price 1 shares of common stock were not issued in order to cover employee taxes.

Schedule of stock-based compensation expense

	Three Months Ended
	March 31,
	2025	2024
Sales and marketing	$4	$11
General and administrative	2	36
Research and development	9	25
Total stock-based compensation expense	$15	$72

	Year Ended
	December 31,
	2024	2023
Sales and marketing	$23	$107
General and administrative	85	450
Research and development	76	209
Total stock-based compensation expense	$184	$766